EQUITY - Distribution of dividends (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/) S/ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/) S/ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/) S/ / shares
EQUITY
Dividends distribution, net of treasury shares effect	$ 702,105	S/ 2,392,844	$ 481,215	S/ 1,595,229	$ 343,292	S/ 1,130,427
Payment of dividends per share (in soles)		S/ 30.0000		S/ 20.0000		S/ 14.1726
Exchange rate published by the SBS	3.4081	3.4081	3.3150	3.3150	3.2929	3.2929
Dividends payout (equivalent in thousands of US$)	$ 702,105	S/ 2,392,844	$ 481,215	S/ 1,595,229	$ 343,292	S/ 1,130,427